Available-for-sale assets and discontinued operations	12 Months Ended
Dec. 31, 2017
Available-for-sale assets and discontinued operations [Abstract]
Available-for-sale assets and discontinued operations

5.                  Available-for-sale assets and discontinued operations

During the second half of 2016, the Management of the Company approved the sale plan of the subsidiaries Quantiq Distribuidora Ltda. and IQAG Armazens Gerais Ltda. to the company GTM do Brasil Comércio de Produtos Químicos Ltda. On January 9, 2017, the Board of Directors approved the sale in the amount of R$550 million, was signed on the following day, and in January the operation was approved by Brazil's antitrust agency CADE (Conselho Administrativo de Defesa Econômica).

The transfer of control to the buyer company was concluded on April 3, 2017. On the same date, Braskem received R$450 million. The remaining R$100 million will be received within 12 months, subject to adjustments typical to operations of this nature. The capital gain from the operation was R$276,816 (Total income of R$550,000 (-) net assets of R$273,184), recorded in the second quarter of 2017.

Assets and liabilities classified as available-for-sale and profit and loss from discontinued operations until the date of transfer of control are shown below:

(a) Balance sheet
Assets and liabilities classified as held for sale	Mar/2017	Dec/2016
Assets
Cash and cash equivalents	40,216	76,146
Trade accounts receivable	119,076	65,626
Inventories	82,815	84,296
Taxes recoverable	46,858	45,859
Property, plant and equipment	61,591	61,037
Intangible assets	6,729	6,665
Other assets	17,932	20,075
Total assets	375,217	359,704

Liabilities
Trade payables	75,852	62,692
Payroll and related charges	7,099	11,170
Dividends	6,371	6,371
Taxes payable	9,668	7,064
Other payables	3,043	8,099
Total liabilities	102,033	95,396

Net assets (Assets (-) Liabilities)	273,184	264,308

(b) Statement of operations
Result with discontinued operations	Mar/2017	Dec/2016	Dec/2015
Net sales revenue	212,238	830,754	874,702
Cost of products sold and services provided	(176,957)	(674,619)	(702,696)
Gross profit	35,281	156,135	172,006

Income (expenses)
Selling and distribution	(10,164)	(45,938)	(38,856)
General and administrative	(12,067)	(77,258)	(59,327)
Other income (expenses), net	(1,298)	(608)	(25,029)
Operating profit	11,752	32,331	48,794

Financial results	1,747	8,429	(31,967)

Profit before income tax and social contribution	13,499	40,760	16,827

Current and deferred income tax and social contribution	(4,623)	(13,901)	(10,445)

Result with discontinued operations	8,876	26,859	6,382

(c) Cash flow
	2016	2015

Profit before income tax and social contribution	40,760	16,827
Adjustments for reconciliation of profit
Depreciation, amortization and depletion	5,428	5,639
Interest and monetary and exchange variations, net	(867)	17,090
Other	93	61

	45,414	39,617

Changes in operating working capital	41,642	(18,720)
Cash from operations	87,056	20,897

Acquisitions to property, plant and equipment	(5,491)	(8,749)
Other		214

Net cash used in investing activities	(5,491)	(8,535)

Short-term and long-term debt
Obtained		44,254
Payments	(57,543)	(2,121)
Related parties
Obtained	26,469	24,553
Payments	(35,094)	(24,646)
Dividends paid	(6,029)	(2,380)

Net cash provided (used) by financing activities	(72,197)	39,660

Increase in cash and cash equivalents	9,368	52,022

Represented by
Cash and cash equivalents at the beginning for the year	66,778	14,756
Cash and cash equivalents at the end for the year	76,146	66,778

Increase in cash and cash equivalents	9,368	52,022